Financial Instruments (Undiscounted Contractual Maturities) (Details) - CAD ($) $ in Millions		Aug. 31, 2018		Aug. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		$ 40
Accounts payable and accrued liabilities		971	[1]	$ 913
Long-term debt repayable at maturity		4,350		4,342
Interest payable		2,465
Accrued interest and dividends		227		$ 224
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		40
Accounts payable and accrued liabilities	[1]	971
Long-term debt repayable at maturity		1
Interest payable		241
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings
Accounts payable and accrued liabilities	[1]
Long-term debt repayable at maturity		2,052
Interest payable		322
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings
Accounts payable and accrued liabilities	[1]
Long-term debt repayable at maturity		2
Interest payable		266
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings
Accounts payable and accrued liabilities	[1]
Long-term debt repayable at maturity		2,295
Interest payable		$ 1,636

[1]	Includes accrued interest and dividends of $227.